TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectus,

Summary Prospectuses and Statement of Additional Information, as supplemented

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Transamerica Asset Allocation Intermediate Horizon

Transamerica Asset Allocation Long Horizon

Transamerica Asset Allocation Short Horizon

Effective immediately, the following replaces the corresponding information in the Prospectus and Summary Prospectus for Transamerica Asset Allocation Intermediate Horizon, Transamerica Asset Allocation Long Horizon and Transamerica Asset Allocation Short Horizon under the section entitled “Management”:

Management:

Investment Manager: Transamerica Asset Management, Inc.

Portfolio Managers:

Christopher A. Staples, CFA	Portfolio Manager	since 2016[1]

Kane Cotton, CFA	Portfolio Manager	since 2016[2]

Rufat Garalov, CFA	Portfolio Manager	since 2021

[1]	Lead Portfolio Manager of the predecessor fund since 2007
[2]	Associate Portfolio Manager of the predecessor fund since 2014

Effective Immediately, the following replaces the information in the Prospectus for the section entitled “Shareholder Information – Portfolio Manager(s)” for each fund under the corresponding headings “Transamerica Asset Allocation Intermediate Horizon”, “Transamerica Asset Allocation Long Horizon and Transamerica Asset Allocation Short Horizon for the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Adviser	Positions Over Past Five Years
Christopher A. Staples, CFA	Transamerica Asset Management, Inc.

Lead Portfolio Manager of the fund since 2016; Portfolio Manager of the predecessor fund since 2007; Employed by Transamerica Asset Management, Inc. since 2004; Senior Vice

President and Chief Investment Officer – Advisory Services

Kane Cotton, CFA	Transamerica Asset Management, Inc.	Associate Portfolio Manager of the fund since 2016; Portfolio Manager of the predecessor fund since 2014; Employed by Transamerica Asset Management, Inc. since 2014

Rufat Garalov, CFA	Transamerica Asset Management, Inc.	Associate Portfolio Manager of the fund since 2021; Employed by Transamerica Asset Management, Inc. since 2014

Effective Immediately, the following replaces the information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – Transamerica Asset Management Inc. (“TAM”)”:

Transamerica Asset Allocation Funds

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Christopher A. Staples, CFA	7	$691 million	10	$82 million	5	$9.5 million
Kane Cotton, CFA	7	$691 million	10	$82 million	5	$9.5 million
Rufat Garalov, CFA*	0	$0	$0	$0	$0	$0
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Christopher A. Staples, CFA	0	$0	0	$0	0	$0
Kane Cotton, CFA	0	$0	0	$0	0	$0
Rufat Garalov, CFA*	$0	$0	$0	$0	$0	$0

*	As of April 30, 2021

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Investors Should Retain this Supplement for Future Reference

May 25, 2021